Significant Accounting Policies (Tables)	12 Months Ended
Jul. 31, 2022
Accounting Policies [Abstract]
Schedule of Useful Lives of Property and Equipment for Purpose of Computing Depreciation
Computers and equipment:	3 to 10 years
Computer software:	1 to 3 years
Leasehold improvements:	Shorter of lease period or useful life

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
	July 31, 2022	July 31, 2021
Stock options	133,973	141,438
Restricted stock units	2,710	20,125
Warrants	77,554	77,554
Total	214,237	239,117